Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Abstract]
Lease liabilities in respect of lease of vehicles	$ 257	$ 76
Lease liabilities in respect of lease of office space	905	832
Less current maturities	178	100
Lease liabilities	$ 984	$ 808